BUSINESS COMBINATIONS	12 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3 -	BUSINESS COMBINATIONS

Acquisition of Bond

On April 1, 2013, the Company acquired 100% equity interest of the Bond Group, a Singapore headquartered mechanical and electrical solutions service contractor of residential, commercial or industrial building construction and renovation projects in Malaysia and Singapore. The nominal purchase price was $73,000,000, combined of cash and ordinary shares, with a total fair value of approximately $73,804,695 as of the acquisition date, which consisted of:

1)
Cash consideration of $36,500,000, of which $16,390,000 was paid in April 2013, $5,510,000 was paid in September 2013, and $14,600,000 was paid in September 2014; the cash consideration installments due in September 2013 and September 2014 had present values of $5,383,270 and $13,286,000, respectively as of the acquisition date;

2)	Share consideration consisting of 1,407,907 ordinary shares with a market value of $16,908,964 on April 1, 2013, which were issued and transferred by the Company on May 30, 2013;

3)
Incentive shares issuable to the selling shareholders (“Incentive Shares for Bond”) in two equal installments with fair values of $10,940,893 and $10,895,568, respectively. Issuance of Incentive Shares for Bond is subject to Bond achieving pre-determined net income performance targets. The Incentive Shares for Bond, if earned, are to be issued within 30 days after the filing of the Company’s annual report on Form 20-F for the fiscal years 2014 and 2015, respectively. The net income performance targets for the Incentive Shares for Bond are as follows:

	First installment	Second installment
Basis of performance target	Net income for the year ending December 31, 2013	Net income for the year ending December 31, 2014
Target net income	$8,806,044	$10,567,252
Nominal value of shares	$10,950,000	$10,950,000
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

4)
Premium shares issuable to the selling shareholders (“Premium Shares for Bond”) are capped at 15% of the total Incentive Shares for Bond, or $3.3 million, which are subject to Bond achieving a pre-determined compound annual growth rate (“CAGR”) performance target of more than 20% for the two-year period from January 1, 2013 to December 31, 2014. The Premium Shares for Bond, if earned, are to be delivered within 30 days after the filing of the Company’s annual report on Form 20-F for the fiscal year 2015. The CAGR performance targets for the Premium Shares for Bond for the two-year period are as follows:

CAGR performance target	Premium shares issuable

21%	3% of Incentive Shares for Bond
22%	6% of Incentive Shares for Bond
23%	9% of Incentive Shares for Bond
24%	12% of Incentive Shares for Bond
25% and above	15% of Incentive Shares for Bond

As the Incentive Shares for Bond and Premium Shares for Bond are not subject to any service condition of the selling shareholders, they were determined to be within the scope of ASC 820 (note 16). In accordance with ASC 815, “Derivatives and Hedging.”(“ASC 815”), the Incentive Shares for Bond and the Premium shares for Bond are not considered fixed-for-fixed and therefore, are classified as liabilities as at June 30, 2013 and 2014. Until the contingency is resolved, the change in fair value of the Incentive Shares for Bond and Premium Shares for Bond are recognized in earnings. As of acquisition date, the fair value of the contingent consideration ranges from $21,836,461 to $25,111,930, depending on whether the 20% - 25% CAGR performance targets disclosed above are achievable.

The acquisition date fair value of the considerations as at the acquisition date is summarized in the below table:

Considerations	Fair value as at April 1, 2013

1) Cash consideration (i)	$35,059,270
2) Ordinary shares	16,908,964
3) Incentive Shares for Bond (ii)	21,836,461
4) Premium Shares for Bond (iii)	-

Total consideration	$73,804,695

(i) The cash installments due in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013. The cash consideration installment due in September 2014 had a present value of $14,398,889, and was recorded as current portion of the acquisition-related consideration liabilities, as at June 30, 2014.

(ii) The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities. The first and second installments of the Incentive Shares for Bond had fair values of $15,886,590 and $10,791,372 respectively as at June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2014. For the first installment of the Incentive Shares for Bond, the performance target was achieved and 648,697 shares were issuable as of June 30, 2014.

(iii) The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely as at June 30, 2013. Based on the reassessment of Bond’s performance as at June 30, 2014, the probability of achieving the growth rate performance target of 25% CAGR was assessed to be more than likely. The correspondent premium shares for Bond’s achieving 25% CAGR is 15% of Incentive Shares for Bond, or 163,401 shares. The fair value of the premium incentive shares was $4,001,690 at June 30, 2014, and was recorded as non-current portion of acquisition-related consideration liabilities. The change in assessment of growth rate performance in 2014 resulted in higher fair value of Premium Shares for Bond to be paid to the selling shareholders, which caused reduction of net income, basic earnings per share, and diluted earnings per share by $4,001,690, $0.07 and $0.07, respectively.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

April 1, 2013
Cash and cash equivalents	$4,460,439
Time deposits with original maturities over three months	7,486,463
Restricted cash	242,088
Accounts receivable	9,966,206
Cost and estimated earnings in excess of billings	6,340,396
Other receivables	883,441
Advances to suppliers	110,285
Inventories	133,450
Deferred tax assets	104,522
Assets held for sale	2,951,017
Property, plant and equipment	4,891,482
Prepaid land leases	5,884,196
Intangible assets	14,359,346
Investments in equity investees	260,611
Total identifiable assets acquired	58,073,942
Short-term bank loans	5,532,205
Accounts payable	8,654,868
Deferred revenue	2,315,102
Income tax payable	1,015,081
Other tax payable	141,731
Accrued liabilities	314,071
Deferred tax liabilities	3,790,788
Long-term bank loans	2,256,524
Total liabilities assumed	24,020,370
Net identifiable assets acquired	34,053,572
Goodwill	39,751,123
Net assets acquired	$73,804,695

The fair value of accounts receivable acquired was $9,966,206. Gross contractual accounts receivable acquired totaled $10,720,334 and the Company’s best estimate of the contractual cash flows not expected to be collected at acquisition date totaled $754,128.

The identified intangible assets include acquired customer relationship of $2,900,056, with an estimated useful life of 57 months, and acquired order backlog of $11,459,290, with an estimated useful life of 21 to 33 months. Intangible assets were valued using the multi-period excess earnings method.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition, and was assigned to the mechanical and electrical solutions segment.

The Company recognized $547,529 of acquisition-related cost in general and administrative expenses in the statement of comprehensive income for the year ended June 30, 2013.

For the year ended June 30, 2013, Bond contributed approximately $22,794,659 to the Company’s total net revenues, and approximately $1,791,123 to the Company’s net income.

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Company for the years ended June 30, 2012 and 2013, as if the acquisition of Bond described above had been completed as of July 1, 2011. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition of Bond actually taken place on the date indicated and may not be indicative of future operating results. These amounts have been calculated after applying the Company's accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Year ended June 30,
	2012	2013
	(Unaudited)	(Unaudited)

Total revenues	$364,217,246	$392,481,505
Net income attributable to Hollysys Automation Technologies Ltd.	60,108,836	57,813,313

Net income per share:
Basic	1.08	1.03
Diluted	$1.08	$1.02

Acquisition of Concord

On July 1, 2011, the Company acquired 100% equity interest of Concord, a Singapore headquartered electrification related system and service provider to rail and industrial companies in Southeast Asia and the Middle East. The consideration was a combination of cash and ordinary shares, with a total value of approximately $42,910,784, which consisted of:

1)	Cash of SGD 41,500,000 (approximately $33,789,285), which was paid in two equal installments of SGD20,750,000 each in May 2011 and July 2011, respectively;

2)	1,006,788 ordinary shares of the Company, with an acquisition date fair value of approximately $9,121,499 issued on September 2, 2011.

The Company also granted an aggregate of 1,510,181 incentive shares (“Incentive Shares for Concord”) to the two selling shareholders of Concord which were subject to service conditions and Concord achieving pre-determined net income performance targets. As the Incentive Shares for Concord are subject to service conditions, they were determined to be within the scope of ASC 718 (see note 18).

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311
Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expenses	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410
Net identifiable assets acquired	15,321,901
Goodwill	27,588,883
Net assets acquired	$42,910,784

The fair value of accounts receivable acquired was $8,325,504, the same as the gross contractual accounts receivable acquired.

The identified intangible assets include acquired customer relationship of $529,162, with an estimated useful life of 5 years, and acquired order backlogs of $1,428,091, with an estimated useful life of 2 years. Intangible assets were valued using the multi-period excess earnings method.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition, and was assigned to the mechanical and electrical solutions segment.

The Company recognized $351,836 of acquisition-related cost in general and administrative expenses in the statement of comprehensive income for the year ended June 30, 2012.

For the year ended June 30, 2012, Concord contributed approximately $24,237,402 to the Company’s total net revenues, and approximately $1,936,780 to the Company’s net income.